Revenue, Other Income And Other Gain - Schedule of transaction prices allocated to the remaining performance obligations (Detail) - HKD ($)	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Disclosure of performance obligations [line items]
Current contract liabilities	$ 17,077,186	$ 630,962	$ 47,270,998
Digital solutions and other services [Member]
Disclosure of performance obligations [line items]
Current contract liabilities	306,146,612
Within one year | Digital solutions and other services [Member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	204,702,968
More than one year | Digital solutions and other services [Member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	$ 101,443,644